Derivatives - Balance Sheet (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Asset derivatives at fair value	[1]	$ 8,805	$ 22,351
Liability derivatives at fair value	[1]	(24,854)	(18,667)
Fair value			3,684
Derivatives designated as hedges
Derivative [Line Items]
Asset derivatives at fair value			0
Liability derivatives at fair value			(2,464)
Fair value			(2,464)
Net notional exposure			0
Derivatives designated as hedges | Foreign exchange forward contracts
Derivative [Line Items]
Asset derivatives at fair value			0
Liability derivatives at fair value			(2,464)
Fair value			(2,464)
Net notional exposure		0	226,019
Derivatives not designated as hedges
Derivative [Line Items]
Asset derivatives at fair value		8,805	22,351
Liability derivatives at fair value		(24,854)	(16,203)
Fair value		(16,049)	6,148
Derivatives not designated as hedges | Foreign exchange forward contracts
Derivative [Line Items]
Asset derivatives at fair value		4,363	17,820
Liability derivatives at fair value		(5,643)	(1,209)
Fair value		(1,280)	16,611
Net notional exposure		3,028,063	2,231,871
Derivatives not designated as hedges | Foreign currency option contracts
Derivative [Line Items]
Asset derivatives at fair value		266
Liability derivatives at fair value		0
Fair value		266
Net notional exposure		0
Derivatives not designated as hedges | Insurance-linked securities
Derivative [Line Items]
Asset derivatives at fair value	[2]	2,728	2,824
Liability derivatives at fair value	[2]	(3,871)	(2,568)
Fair value	[2]	(1,143)	256
Net notional exposure	[2]	46,250	59,257
Derivatives not designated as hedges | Total return swaps
Derivative [Line Items]
Asset derivatives at fair value		1,448	1,697
Liability derivatives at fair value		(2,962)	(3,232)
Fair value		(1,514)	(1,535)
Net notional exposure		31,641	41,980
Derivatives not designated as hedges | Interest rate swaps
Derivative [Line Items]
Asset derivatives at fair value	[3]	0	10
Liability derivatives at fair value	[3]	(12,378)	(9,194)
Fair value	[3]	(12,378)	(9,184)
Net notional exposure	[3]	$ 0	$ 1,840

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.
[2]	Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above included the Company's best estimate of the present value of future expected claims.
[3]	The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.